Exploration and Evaluation Assets	12 Months Ended
Jun. 30, 2023
Exploration and Evaluation Assets
Exploration and Evaluation Expenditures
6.	Exploration and Evaluation Assets

			Commercial
		Southwest	Plant
	California	Arkansas	Evaluation	Texas
	Property	Project	(Lanxess 1A)	Properties	Total
	$	$	$	$	$

Acquisition:
Balance, June 30, 2021	12,769	12,107	—	—	24,876
Option payments	5,184	1,642	—	—	6,826
Effect of foreign exchange translation	507	481	—	—	988
Balance, June 30, 2022	18,460	14,230	—	—	32,690
Option payments	2,352	1,378	—	885	4,615
Lanxess brine supply costs	—	(7,953)	7,953	—	—
Effect of foreign exchange translation	527	406	—	—	933
Balance, June 30, 2023	21,339	8,061	7,953	885	38,238

Exploration and Evaluation:
Balance, June 30, 2021	4,153	2,561	—	—	6,714
Exploration costs	15	1,442	—	—	1,457
Lanxess 1A evaluation costs	—	—	4,472	—	4,472
Effect of foreign exchange translation	165	102	61	—	328
Balance, June 30, 2022	4,333	4,105	4,533	—	12,971
Exploration costs	9	17,429	—	18,175	35,613
Lanxess 1A evaluation costs	—	—	12,740	—	12,740
Effect of foreign exchange translation	124	136	130	—	390
Balance, June 30, 2023	4,466	21,670	17,403	18,175	61,714

Balance, June 30, 2022	22,793	18,335	4,533	—	45,661
Balance, June 30, 2023	25,805	29,731	25,356	19,060	99,952

California Property

On August 11, 2016, the Company entered into an option purchase and assignment agreement (the "Option Purchase Agreement") with TY & Sons Explorations (Nevada), Inc. ("TY & Sons") and Nevada Alaska Mining Company Inc. ("Nevada Mining"), pursuant to which the Company acquired all of TY & Sons’ right, title and interest in a property option agreement between TY & Sons and Nevada Mining, as property owner (the "Underlying Option Agreement"). Under the Underlying Option Agreement, TY & Sons had the option (the "Option") to acquire from Nevada Mining an interest in the California Property (collectively, the "Option Purchase"), which comprises mineral claims situated in San Bernardino County, California. As consideration, the Company issued 14,000,000 common shares of the Company and paid certain costs incurred to TY & Sons.

In order to exercise the Option pursuant to the terms of the Underlying Option Agreement, the Company has paid a total sum of US$325 and issued an aggregate of 2,500,000 common shares to Nevada Mining. All obligations to the agreement were satisfied as of October 1, 2020.

The property is subject to a 2.5% net smelter return royalty on commercial production from the mineral claims, in favour of Nevada Mining. The property is also subject to an additional 0.5% net smelter returns royalty applicable to any after acquired properties in the area of interest stipulated by the Option Purchase Agreement, also in favour of Nevada Mining.

6.	Exploration and Evaluation Assets - continued

California Property – continued

On May 1, 2017, the Company signed a Property Lease Agreement with National Chloride Company of America (“National Chloride”) Under this Property Lease Agreement, the Company paid a total sum of US$575 and issued an aggregate 1,200,000 common shares  to National Chloride. Further payments of US$250 and issuance of 500,000 common shares are due upon the successful completion of a pre-feasibility study and US$1,000 are due upon successful completion of a bankable feasibility study, both of which have not been completed at June 30, 2023. The Property Lease Agreement is in good standing as of June 30, 2023.

It is expressly agreed that the “Leased Rights” are limited to lithium exploration and production activities and operations. The Company has agreed to pay a 2%  royalty on gross revenue derived from the properties to National Chloride, subject to a minimum annual royalty payment of US$500. On September 1, 2017, the Company signed an amendment agreement which continues all the economic terms of the previous lease agreement with National Chloride, with the additional requirement that the Company will be responsible for ongoing carrying costs associated with the additional claims. A payment of $57 (US$45) was made to the Bureau of Land Management, Department of the Interior (“BLM”) for these carrying costs and remains in good standing with National Chloride for all subsequent payments.

On April 23, 2018, the Company entered into an exploration and option agreement (“EOA”), with TETRA Technologies, Inc. (“TETRA”), to secure access to additional operating and permitted land at Bristol Dry Lake, and land adjacent Cadiz Dry Lake, Mojave Desert, California. The EOA with TETRA allows for the exclusive right to negotiate and conduct exploration activities and to enter into a mineral lease to allow exploration and production activities for lithium extraction on property held under longstanding mining claims and permits by TETRA.

In connection with the entering into of the EOA, the Company made a non-refundable deposit of $133 (US$100) and has agreed to pay the total sum of US$2,700 and issue an aggregate of 3,400,000 common shares. A further payment of US$500 and issuance of 1,000,000 common shares are due upon the successful completion of a pre-feasibility study and a final payment of US$1,000 is due upon the completion of a bankable feasibility study. The EOA is in good standing as at June 30, 2023.

Arkansas Properties

South-West Arkansas Project

On July 26, 2017, the Company entered into a Memorandum of Understanding (“MOU”) with a non-affiliated NYSE-listed company (the “Vendor”) with regard to an option to acquire certain rights to conduct brine exploration and production and lithium extraction activities located in Columbia and Lafayette Counties, Arkansas. At signing of the MOU, a non-refundable deposit of $614 (US$500) was made with additional fees and payment obligations in the future, and subject to certain conditions.

On December 29, 2017, the Company entered into an Option Agreement to proceed with the transaction.  Under this Option Agreement, the Company made total payments of US$4,550. An additional payment of US$1,000 is due on or before December 31 each year. These additional annual payments were made on December 14, 2021 and December 8, 2022.

During the Option Period, at any time following the commencement of Commercial Production, the Company agreed to pay a Royalty of 2.5% of gross revenue (minimum Royalty US$1,000) to the Vendor.

The Option Agreement is in good standing as at June 30, 2023.

6.Exploration and Evaluation Assets - continued

Commercial Plant at Lanxess South Plant, Lanxess 1A (formerly Arkansas Lithium Project)

On May 4, 2018, the Company entered into a MOU, with LANXESS Corporation (“LANXESS”) with the purpose of testing and proving the commercial viability of extraction of lithium from brine that is produced as part of LANXESS’ bromine extraction business at its three southern Arkansas facilities. The MOU sets out the basis on which the parties have agreed to cooperate in a phased process towards developing commercial opportunities related to the production, marketing and sale of battery grade lithium products extracted from tail brine and brine produced from the Smackover Formation. The MOU forms the basis of what will become a definitive agreement and is binding until the execution of a more comprehensive agreement that the parties may execute on the completion of further development phases. The Company has paid a total of US$6,000  reservation fee to LANXESS to secure access to the tail brine to date.

On February 23, 2022, the Company and LANXESS entered into an amended and restated MOU (the “Agreement”) that streamlines and expedites the plan for development of the first commercial lithium project in Arkansas, which is to be constructed at an operational LANXESS facility in El Dorado, AR (the “Project”). Under the Agreement, the Company will control all development of the Project leading up to and including the completion of the Front End Engineering Design (“FEED”) study. The Company has formed an initially wholly-owned company (the “Project Company”), that will own 100% of the Project during pre-FEED and FEED engineering studies and the FEED engineering will be used to produce a NI 43-101 Definitive Feasibility Study (“DFS”). Upon completion of the DFS, LANXESS has the option to acquire an equity interest of up to 49% and not less than 30% in the Project Company at a price equal to a ratable share of the Company’s aggregate investment in the Project Company. The Company will also retain 100% ownership of its South-West Arkansas Project, all of the proprietary extraction technologies, relevant intellectual property and know-how.

The Company incurred $12,740 of evaluation costs on the commercial plant in the year-ended June 30, 2023.

Texas Lithium Properties

Texas Smackover Expansion Project

As at June 30, 2023, the Company has entered into lease and option agreements for certain properties in East Texas. The leases are for a 5-year term with extension for a further 10-year period with the first renewal due or expiry in July 2027. The Options are for a 2-year period with the first set to expire in February 2024 if leases are not signed and additional payments are not made to the lessor.